CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY - USD ($)	Total	Previously Reported	Common Stock	Common Stock Previously Reported	Common Stock Revision of Prior Period, Adjustment	Additional Paid-in Capital	Additional Paid-in Capital Previously Reported	Additional Paid-in Capital Revision of Prior Period, Adjustment	(Accumulated Deficit) / Retained Earnings	(Accumulated Deficit) / Retained Earnings Previously Reported	Loans to Topco	Loans to Topco Previously Reported	Accumulated Other Comprehensive Income (Loss)	Accumulated Other Comprehensive Income (Loss) Previously Reported	Advantage Solutions Inc. Stockholders' Equity	Advantage Solutions Inc. Stockholders' Equity Previously Reported	Nonredeemable noncontrolling Interests	Nonredeemable noncontrolling Interests Previously Reported	Predecessor Company	Predecessor Company Class A Common Stock	Predecessor Company Class B Common Stock	Predecessor Company Additional Paid-in Capital	Predecessor Company (Accumulated Deficit) / Retained Earnings
Balance at Dec. 31, 2017	$ 2,847,366,000	$ 2,847,366,000	$ 20,000		$ 20,000	$ 2,345,340,000	$ 2,345,360,000	$ (20,000)	$ 433,209,000	$ 433,209,000	$ (248,000)	$ (248,000)	$ (4,689,000)	$ (4,689,000)	$ 2,773,632,000	$ 2,773,632,000	$ 73,734,000	$ 73,734,000
Balance, Shares at Dec. 31, 2017			203,750,000	125	203,749,875
Net (loss) income	(1,151,223,000)								(1,157,332,000)						(1,157,332,000)		6,109,000
Foreign currency translation adjustments	(12,345,000)												(8,961,000)		(8,961,000)		(3,384,000)
Total comprehensive (loss) income	(1,163,568,000)														(1,166,293,000)		2,725,000
Increase in noncontrolling interest	588,000																588,000
Redemption of noncontrolling interest	(1,393,000)					(1,196,000)									(1,196,000)		(197,000)
Loans to Karman Topco L.P.	(5,802,000)										(5,802,000)				(5,802,000)
Equity-based compensation	(7,877,000)					(7,877,000)									(7,877,000)
Balance at Dec. 31, 2018	1,669,314,000		$ 20,000			2,336,267,000			(724,123,000)		(6,050,000)		(13,650,000)		1,592,464,000		76,850,000
Balance, Shares at Dec. 31, 2018			203,750,000
Net (loss) income	(19,756,000)								(21,172,000)						(21,172,000)		1,416,000
Foreign currency translation adjustments	7,012,000												5,497,000		5,497,000		1,515,000
Total comprehensive (loss) income	(12,744,000)														(15,675,000)		2,931,000
Increase in noncontrolling interest	12,749,000																12,749,000
Redemption of noncontrolling interest	(632,000)					(109,000)									(109,000)		(523,000)
Loans to Karman Topco L.P.	(194,000)										(194,000)				(194,000)
Equity-based compensation	1,313,000					1,313,000									1,313,000
Balance at Dec. 31, 2019	1,669,806,000		$ 20,000			2,337,471,000			(745,295,000)		(6,244,000)		(8,153,000)		1,577,799,000		92,007,000
Balance at Dec. 31, 2019	1,577,799,000																		$ 5,000,007	$ 169	$ 1,125	$ 2,529,572	$ 2,469,141
Balance, Shares at Dec. 31, 2019			203,750,000																	1,686,834	11,250,000
Balance at May. 01, 2019																			0	$ 0	$ 0	0	0
Balance, Shares at May. 01, 2019																				0	0
Net (loss) income																			(2,000)				(2,000)
Issuance of Class B common stock to Sponsor																			25,000		$ 1,150	23,850
Issuance of Class B common stock to Sponsor, Shares																					11,500,000
Balance at Jun. 30, 2019																			23,000		$ 1,150	23,850	(2,000)
Balance, Shares at Jun. 30, 2019																					11,500,000
Balance at May. 01, 2019																			0	$ 0	$ 0	0	0
Balance, Shares at May. 01, 2019																				0	0
Net (loss) income																			1,161,222
Balance at Sep. 30, 2019																			5,000,008	$ 182	$ 1,125	3,837,479	1,161,222
Balance, Shares at Sep. 30, 2019																				1,817,626	11,250,000
Balance at May. 01, 2019																			0	$ 0	$ 0	0	0
Balance, Shares at May. 01, 2019																				0	0
Net (loss) income																			2,469,141				2,469,141
Issuance of Class B common stock to Sponsor																			25,000		$ 1,150	23,850
Issuance of Class B common stock to Sponsor, Shares																					11,500,000
Sale of 45,000,000 Units in Initial Public Offering																			450,000,000	$ 4,500		449,995,500
Sale of 45,000,000 Units in Initial Public Offering, Shares																				45,000,000
Sale of 7,333,333 Private Placement Warrants to Sponsor																			11,000,000			11,000,000
Underwriting discounts and offering costs																			(25,362,474)			(25,362,474)
Forfeiture of Class B common stock																					$ (25)	25
Forfeiture of Class B common stock, Shares																					(250,000)
Common stock subject to possible redemption																			(433,131,660)	$ (4,331)		(433,127,329)
Common stock subject to possible redemption, Shares																				(43,313,166)
Balance at Dec. 31, 2019	1,669,806,000		$ 20,000			2,337,471,000			(745,295,000)		(6,244,000)		(8,153,000)		1,577,799,000		92,007,000
Balance at Dec. 31, 2019	1,577,799,000																		5,000,007	$ 169	$ 1,125	2,529,572	2,469,141
Balance, Shares at Dec. 31, 2019			203,750,000																	1,686,834	11,250,000
Balance at Jun. 30, 2019																			23,000		$ 1,150	23,850	(2,000)
Balance, Shares at Jun. 30, 2019																					11,500,000
Net (loss) income																			1,163,222				1,163,222
Sale of 45,000,000 Units in Initial Public Offering																			450,000,000	$ 4,500		449,995,500
Sale of 45,000,000 Units in Initial Public Offering, Shares																				45,000,000
Sale of 7,333,333 Private Placement Warrants to Sponsor																			11,000,000			11,000,000
Underwriting discounts and offering costs																			(25,362,474)			(25,362,474)
Forfeiture of Class B common stock																					$ (25)	25
Forfeiture of Class B common stock, Shares																					(250,000)
Common stock subject to possible redemption																			(431,823,740)	$ (4,318)		(431,819,422)
Common stock subject to possible redemption, Shares																				(43,182,374)
Balance at Sep. 30, 2019																			5,000,008	$ 182	$ 1,125	3,837,479	1,161,222
Balance, Shares at Sep. 30, 2019																				1,817,626	11,250,000
Balance at Dec. 31, 2019	1,577,799,000																		5,000,007	$ 169	$ 1,125	2,529,572	2,469,141
Balance, Shares at Dec. 31, 2019			203,750,000																	1,686,834	11,250,000
Net (loss) income																			901,393				901,393
Common stock subject to possible redemption																			(901,390)	$ (9)		(901,381)
Common stock subject to possible redemption, Shares																				(90,139)
Balance at Mar. 31, 2020																			5,000,010	$ 160	$ 1,125	1,628,191	3,370,534
Balance, Shares at Mar. 31, 2020																				1,596,695	11,250,000
Balance at Dec. 31, 2019	1,669,806,000		$ 20,000			2,337,471,000			(745,295,000)		(6,244,000)		(8,153,000)		1,577,799,000		92,007,000
Balance at Dec. 31, 2019	1,577,799,000																		5,000,007	$ 169	$ 1,125	2,529,572	2,469,141
Balance, Shares at Dec. 31, 2019			203,750,000																	1,686,834	11,250,000
Net (loss) income																			(4,061,354)
Balance at Sep. 30, 2020																			5,000,003	$ 209	$ 1,125	6,590,882	(1,592,213)
Balance, Shares at Sep. 30, 2020																				2,092,969	11,250,000
Balance at Dec. 31, 2019	1,669,806,000		$ 20,000			2,337,471,000			(745,295,000)		(6,244,000)		(8,153,000)		1,577,799,000		92,007,000
Balance at Dec. 31, 2019	1,577,799,000																		5,000,007	$ 169	$ 1,125	2,529,572	2,469,141
Balance, Shares at Dec. 31, 2019			203,750,000																	1,686,834	11,250,000
Net (loss) income	(161,707,000)								(162,443,000)						(162,443,000)		736,000
Foreign currency translation adjustments	13,038,000												8,827,000		8,827,000		4,211,000
Total comprehensive (loss) income	(148,669,000)														(153,616,000)		4,947,000
Recapitalization transaction, net of fees and deferred taxes	929,184,000		$ 11,000			929,172,000									929,184,000
Recapitalization transaction, net of fees and deferred taxes, Shares			109,675,182
Issuance of performance shares			$ 1,000			(1,000)
Issuance of performance shares, Shares			5,000,000
Loans to Karman Topco L.P.	(72,000)										(72,000)				(72,000)
Equity-based compensation	89,774,000					89,774,000									89,774,000
Balance at Dec. 31, 2020	2,540,023,000		$ 32,000			$ 3,356,417,000			$ (907,738,000)		$ (6,316,000)		$ 674,000		$ 2,443,069,000		$ 96,954,000
Balance at Dec. 31, 2020	$ 2,443,069,000
Balance, Shares at Dec. 31, 2020			318,425,182
Balance at Mar. 31, 2020																			5,000,010	$ 160	$ 1,125	1,628,191	3,370,534
Balance, Shares at Mar. 31, 2020																				1,596,695	11,250,000
Net (loss) income																			17,629				17,629
Common stock subject to possible redemption																			(17,630)	$ (1)		(17,629)
Common stock subject to possible redemption, Shares																				(1,763)
Balance at Jun. 30, 2020																			5,000,009	$ 159	$ 1,125	1,610,562	3,388,163
Balance, Shares at Jun. 30, 2020																				1,594,932	11,250,000
Net (loss) income																			(4,980,376)				(4,980,376)
Common stock subject to possible redemption																			4,980,370	$ 50		4,980,320
Common stock subject to possible redemption, Shares																				(498,037)
Balance at Sep. 30, 2020																			$ 5,000,003	$ 209	$ 1,125	$ 6,590,882	$ (1,592,213)
Balance, Shares at Sep. 30, 2020																				2,092,969	11,250,000